DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
Schedule of information regarding the results and cash flows of discontinued operations

	12/31/2022	12/31/2021	12/31/2020
Net operating revenue	2,050,414	3,004,947	3,035,846
Operating costs	(1,028,577)	(2,282,619)	(1,800,097)
Operating expenses	(360,765)	(517,680)	(491,339)
Operating income before financial result	661,072	204,648	744,410

Net financial result	(356,990)	(629,925)	(362,207)
Result from equity investments	(68,490)	360,128	(73,768)
Other Income and Expenses	896,658	—	—
Operating result before taxes	1,132,250	(65,149)	308,435
Income tax and social contribution expense	(145,465)	(20,081)	(186,475)
Profit (loss) from discontinued operations	986,785	(85,230)	121,960

Schedule of effect on the cash flow statement

	12/31/2022	12/31/2021	12/31/2020
Net cash from (used in) operating activities	(2,908,844)	(600,801)	388,005
Net cash from (used in) financing activities	(174,814)	2,105,924	950,066
Net cash from (used in) investment activities	3,079,754	(1,503,660)	(1,337,726)
Increase (decrease) in cash and cash equivalents of discontinued operations	(3,904)	1,463	345